                                                               Rule 497 (e)
                                                               File No. 33-90888


                           TRANSAMERICA PREMIER FUNDS
                                 ADVISER SHARES


                        Supplement Dated January 1, 1996
             to Adviser Shares Prospectus Dated September 22, 1995

  The following information supplements, and should be read in conjunction with, the Prospectus to which this endorsement is attached.

  The following information supplements the section titled "Fund Expenses."

  As an additional subsidy for the Transamerica Premier Cash Reserve Fund only, beginning on January 1, 1996 the Investment Adviser will waive the Adviser Fee and the Administrator will assume any other operating expenses for the Transamerica Premier Cash Reserve Fund, other than certain extraordinary or non-recurring expenses, which together exceed 0.40% of the average daily net assets for the Fund until the earlier of March 31, 1996 or such time as the Fund's assets exceed $50 million.

  The estimated operating expenses for the period from January 1, 1996 to March 31, 1996 for the Transamerica Premier Cash Reserve Fund are as follows:

TRANSAMERICA PREMIER CASH RESERVE FUND
ESTIMATED FUND OPERATING EXPENSES
FROM 1/1/96 TO 3/31/96
(as a percent of average net assets)

                            ADVISER                                        TOTAL OPERATING
                           FEE AFTER    12b-1       OTHER EXPENSES      EXPENSES AFTER WAIVER
FUND                         WAIVER      FEE     AFTER REIMBURSEMENT      AND REIMBURSEMENT
---------------------------------------------------------------------------------------------
 Premier Cash Reserve          0.00 %    0.25%          0.15%                   0.40 %
---------------------------------------------------------------------------------------------


  The estimated annual operating expenses for the Transamerica Premier Cash
                ------
Reserve Fund, assuming the above figures until March 31, 1996 and the figures currently in the Prospectus from April 1, 1996 to September 30, 1996 are as follows:

TRANSAMERICA PREMIER CASH RESERVE FUND
ESTIMATED ANNUAL FUND OPERATING EXPENSES
(as a percent of average net assets)

                            ADVISER                                        TOTAL OPERATING
                           FEE AFTER    12b-1       OTHER EXPENSES      EXPENSES AFTER WAIVER
FUND                         WAIVER      FEE     AFTER REIMBURSEMENT      AND REIMBURSEMENT
---------------------------------------------------------------------------------------------
 Premier Cash Reserve          0.17 %    0.25%          0.20%                   0.62 %
---------------------------------------------------------------------------------------------

  For the estimated operating expenses for the Transamerica Premier Funds other than the Transamerica Premier Cash Reserve Fund, see the section of the Prospectus titled "Fund Expenses."